Rule 497 Filing

On behalf of the TIAA-CREF Enhanced International Equity Index Fund, TIAA-CREF Enhanced Large-Cap Growth Index Fund, TIAA-CREF Enhanced Large-Cap Value Index Fund, TIAA-CREF International Small-Cap Equity Fund, TIAA-CREF Small-Cap Equity Fund and TIAA-CREF Small/Mid-Cap Equity Fund (the “Funds”), each a series of the TIAA-CREF Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the supplements filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on May 10, 2018 (Accession No. 0000930413-18-001763), which are incorporated by reference into this Rule 497 Filing.